Short term borrowings (Tables)	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Short term borrowings
	2017	2016
	RMB’000	RMB’000
Bank loan borrowed by the Company (note i)	28,000	20,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000
	33,000	25,000